Class K [Member] Expense Example - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Class K	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	$ 944